Nov. 04, 2016
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund
MainStay Epoch Global Equity Yield Fund

MAINSTAY GROUP OF FUNDS

Supplement dated November 4, 2016 (“Supplement”) to:

MainStay Equity Funds Prospectuses and Summary Prospectuses, each dated
February 29, 2016, as supplemented;

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

For purchases of Class A and Investor Class shares of each MainStay Fund made without an initial sales charge after January 1, 2017, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.